Note 20 - Provisions (Tables)	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Provisions [Text Block]
	As at June 30	As at March 31
(US dollars in thousands)	2019	2019	2018	2017
Current provisions
Employee entitlements	1,510	1,459	1,474	1,339
Employee terminations	112	157	616	-
Onerous contracts	96	94	380	-
	1,718	1,710	2,470	1,339

Non-current provisions
Employee entitlements	148	227	288	237
Onerous contracts	1,952	1,995	-	-
	2,100	2,222	288	237

Total	3,818	3,932	2,758	1,576

Disclosure of other provisions [text block]
(US dollars in thousands)	Employee Entitlements	Employee Terminations	Onerous Contracts	Total
At April 1. 2016	-	-	-	-
Acquired through business Combinations	1,576	-	-	1,576
At March 31, 2017	1,576	-	-	1,576
Charged/(credited) to profit or loss:
Additional provisions recognized	186	616	380	1,182
At March 31, 2018	1,762	616	380	2,758
Foreign exchange	(140)	-	-	(140)
Charged/(credited) to profit or loss:
Additional provisions	510	243	1,804	2,557
Reverse unused provisions	(26)	(87)	-	(113)
Provisions utilized	(420)	(614)	(96)	(1,130)
At March 31, 2019	1,686	158	2,088	3,932
Foreign exchange	(18)	-	-	(18)
Charged/(credited) to profit or loss:
Additional provisions	146	-	-	146
Reverse unused provisions	(41)	-	-	(41)
Unwinding of discount	-	-	42	42
Provisions utilized	(116)	(45)	(82)	(243)
At June 30, 2019	1,657	113	2,048	3,818